Earnings per share - Calculation (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Before tax
Profit for the year from continuing operations		$ 1,922	$ 3,450	$ 2,588
Short-term fluctuations in investment returns on shareholder-backed business		3,203	791	1,994
Amortisation of acquisition accounting adjustments	[1]	43	61	82
Cumulative exchange gain on sold business recycled from other comprehensive income				(78)
Gain (loss) on disposal of businesses and corporate transactions		142	107	(208)
Adjusted IFRS operating profit based on longer-term investment returns		5,310	4,409	4,378
Tax
Profit for the year from continuing operations		31	(569)	(840)
Short-term fluctuations in investment returns on shareholder-backed business		(772)	(70)	(736)
Amortisation of acquisition accounting adjustments		(8)	(11)	(26)
Gain (loss) on disposal of businesses and corporate transactions		(24)	(16)	106
Impact of US tax reform				574
Adjusted IFRS operating profit based on longer-term investment returns from continuing operations		(773)	(666)	(922)
Non-controlling interests
Profit for the year		(9)	(4)	(1)
Adjusted IFRS operating profit based on longer-term investment returns from continuing operations		(9)	(4)	(1)
Net of tax and non-controlling interests
Profit for the year		783	4,019	3,080
Income from discontinued operations attributable to owners of parent		(1,161)	1,142	1,333
Income from continuing operations attributable to owners of parent		1,944	2,877	1,747
Short-term fluctuations in investment returns on shareholder-backed business		2,431	721	1,258
Amortisation of acquisition accounting adjustments		35	50	56
Cumulative exchange gain on sold business recycled from other comprehensive income				(78)
Gain (loss) on disposal of businesses and corporate transactions		118	91	(102)
Impact of US Tax Reform				574
Based on adjusted IFRS operating profit based on longer-term investment returns		$ 4,528	$ 3,739	$ 3,455
Basic
Based on profit (loss) for the year (in USD per share)		$ 0.303	$ 1.560	$ 1.200
Based on (loss) profit for the year from discontinued operations (in USD per share)		(0.448)	0.443	0.520
Based on profit from continuing operations (in USD per share)		0.751	1.117	0.680
Short-term fluctuations in investment returns on shareholder-backed business (in USD per share)		0.940	0.280	0.490
Amortisation of acquisition accounting adjustments (in USD per share)		0.013	0.019	0.022
Cumulative exchange gain on sold business recycled from other comprehensive income (in USD per share)				(0.030)
Gain (loss) on disposal of businesses and corporate transactions (in USD per share)		0.046	0.036	(0.040)
Impact of US Tax Reform (in USD per share)				0.224
Adjusted IFRS operating profit based on longer-term investment returns from continuing operations (in USD per share)		1.750	1.452	1.346
Diluted
Based on profit (loss) for the year (in USD per share)		0.303	1.560	1.199
Based on (loss) profit from discontinued operations (in USD per share)		(0.448)	0.443	0.520
Based on profit from continuing operations (in USD per share)		0.751	1.117	0.679
Short-term fluctuations in investment returns on shareholder-backed business (in USD per share)		0.940	0.280	0.490
Amortisation of acquisition accounting adjustments (in USD per share)		0.013	0.019	0.022
Cumulative exchange gain on sold business recycled from other comprehensive income (in USD per share)				(0.030)
Gain (loss) on disposal of businesses and corporate transactions (in USD per share)		0.046	0.035	(0.040)
Impact of US Tax Reform (in USD per share)				0.224
Adjusted IFRS operating profit based on longer-term investment returns from continuing operations (in USD per share)		$ 1.750	$ 1.451	$ 1.345

[1]	Amortisation of acquisition accounting adjustments principally relate to the REALIC business of Jackson which was acquired in 2012.